EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

24)  EQUITY

a)  Capital

Pursuant to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common shares without requiring it first to adjust its bylaws. The Board of Directors is authorized to deliberate any increase and consequent issue of new shares within this limit.

Brazilian Corporation Law (Law no. 6404/1976, Article 166, item IV) - establishes that capital may be increased by an Extraordinary Shareholders’ Meeting Resolution by modifying the Articles of Incorporation, if the authorized capital increase limit has been reached.

The shareholders will have preemptive rights to subscribe for a capital increase, in proportion to their number of shares. By resolution of the Board of Directors, the preemptive right in the issuance of shares, convertible debentures and subscription bonus, whose placement may be made through sale on the Stock Exchange or public subscription, exchange for shares in a public offer for acquisition may be excluded control, under the terms of articles 257 and 253 of the Corporation Law, as well as enjoy tax incentives, under the terms of special legislation, as provided for in article 172 of the Corporation Law.

On October 31, 2022, the Company, pursuant to the provisions of article 157, paragraph 4, of Law No. 6,404/76 (“Corporate Law”) and pursuant to CVM Resolution No. 44/2021, as amended , informed its shareholders and the market in general that the Voting Agreement entered into on October 1, 2020 by the controlling shareholders Telefónica, TLH and SPTE, with the intervening consent of the Company (“Voting Agreement”), lost its purpose and effectiveness as a result of the liquidation and extinction of SPTE that occurred on October 31, 2022, given that its purpose was to maintain the exercise of power of direct control by SPTE. Shares issued by the Company owned by SPTE were delivered to its partners Telefónica and TLH, in proportion to their respective holdings in the Company’s capital stock, within the scope of sharing the shareholders’ equity. The liquidation of SPTE, the consequent termination of the Voting Agreement and the aforementioned delivery of shares did not result in a change in the composition of the Company’s control (which was already indirectly held jointly by TLH, Telefónica and SPTE, all companies under common control of Telefónica ), its administrative structure or its regular functioning.

Subscribed and paid-in capital on December 31, 2022 and 2021 amounted to R$63,571,416, represented by shares, all common, book-entry and without par value, distributed as follows:

	12.31.22		12.31.21
Shareholders	Number	%	Number		%
Controlling Group	1,244,241,119	74.20%	1,244,241,119		73.58%
Telefónica Latinoamérica Holding, S.L.	634,399,555	37.83%	503,329,803		29.77%
Telefónica	608,905,051	36.31%	407,279,213		24.09%
SP Telecomunicações Participações	—	0.00%	332,695,590		19.67%
Telefónica Chile	936,513	0.06%	936,513		0.05%
Other shareholders	419,315,612	25.00%	432,697,152		25.59%
Treasury Shares	13,381,540	0.80%	14,046,652		0.83%
Total shares	1,676,938,271	100.00%	1,690,984,923		100.00%
Treasury Shares	(13,381,540)		(14,046,652)
Total shares outstanding	1,663,556,731		1,676,938,271

Book value per outstanding share:
on 12.31.22				R$	41.12
on 12.31.21				R$	41.70

b) Capital reserves

b.1) Special goodwill reserve

This represents the tax benefit generated by the merger of Telefonica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholders (Telefónica and TLH) after the tax credits are realized under the terms of CVM Ruling No. 319/99.

The balance of this account on December 31, 2022 and 2021 totaled R$63,074.

b.2) Other capital reserves (Breakdown)

Below, we present the composition of other capital reserves:

	12.31.22	12.31.21
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancellation of treasury shares (2)	(718,643)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of acquisitions and disposals of companies (5)	(72,369)	(74,778)
Total	693,778	1,297,905
(1)	It refers the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)Refers to the cancellation of 2,332,686 (equivalent to R$112,107) and 14,046,652 (equivalent to R$606,536) shares issued by the Company, held in treasury, approved by the AGEs of March 12, 2015 and February 2022, respectively.

(3)	The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.
(4)	The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.
(5)

Refers to the effects of the acquisition and sale of companies, namely: (i) Lemontree, GTR, CyberCo Brasil, FiBrasil, CloudCo Brasil and IoTCo Brasil by the Company; (ii) TGLog and Terra Networks by TData; and (iii) TIS by Terra Networks.

b.3) Treasury shares

These are equity instruments that are repurchased and recognized at cost and deducted from shareholders’ equity. No gain or loss is recognized in the statement of income on the purchase, sale, issue or cancellation of the equity instruments of the Company. Any difference between the book value and the consideration is recognized in other capital reserves.

Company Share Repurchase Program

On February 22, 2022, the Company’s Board of Directors, in accordance with article no. 15, item XV of the Bylaws and CVM Instruction no. 567/2015, approved a new Share Repurchase Program of the Company, for the acquisition of common shares issued by the Company for subsequent cancellation, sale or maintenance in treasury, without reducing share capital. This is designed to increase shareholder value by efficiently investing the available cash resources and optimizing the capital allocation of the Company.

The repurchase is being carried out using the capital reserve balance included in the Company’s latest Annual Financial Statements as of December 31, 2021, and considering the exceptions referred to in article 7, § 1, of ICVM 567/2015 (R$649.4 million).

This program will be in effect until February 22, 2023, with acquisitions carried out at B3, at market prices, observing legal and regulatory limits, and it is up to the Company’s management to decide the moment and number of shares to be acquired, respecting the limits provided for in the Program and in the applicable regulations.

Events involving treasury shares

●	Cancellation of treasury shares: at a meeting held by the Company’s Board of Directors, held on February 18, 2022, the cancellation of 14,046,652 common shares was approved, as of December 31, 2021, in the amount of R$606,536. This cancellation was recorded as a contra entry to “Capital Reserves”.
●	Share Repurchase Program: buyback of 13,381,200 common shares, in the total amount of R$607,429, arising from the Company’s Own Share Repurchase Program.
●	Right of Withdrawal (Acquisition of part of UPI Ativos Móveis from Oi, note 2.d): Following the ratification approved by the AGE, the shareholders holding shares issued by the Company that, in relation to the ratification (i) did not vote in favor; (ii) abstained from voting; or (iii) did not attend the EGM, had the right to withdraw from the Company under the following terms and conditions:
✓	Right of Withdrawal and Cut-Off Date: to shareholders holding common shares issued by the Company who, demonstrably, held such shares, uninterruptedly, from January 29, 2021 (inclusive), until the effective exercise date Right of Withdrawal.
✓	Reimbursement Amount: the reimbursement amount per common share paid as a result of exercising the Right of Withdrawal, calculated based on (i) the Company’s shareholders’ equity contained in the financial statements for the year ended December 31, 2021, duly approved by the Company’s Annual General Meeting held on April 26, 2022 (“AGO”); and (ii) the number of common shares, excluding treasury shares, existing on December 31, 2021, corresponds to R$41.70 (forty-one reais and seventy cents) per share. The amount equivalent to the amount of additional dividends declared by the Company at the AGM was deducted from the reimbursement value per share, since the value of the additional dividends declared comprised the earnings account and, therefore, the book value per share on December 31, 2021. Considering that, on December 31, 2021, the Company’s capital stock was divided into 1,676,938,271 common shares (excluding treasury shares), the reimbursement amount paid to dissenting shareholders, corresponding to the adjusted net equity value, was from R$ 40.49 (forty reais and forty-nine cents) per common share.
✓	Request for a Special Balance Sheet: pursuant to article 45, second paragraph of the Brazilian Corporate Law, as the approval of the Ratification by the EGM took place more than 60 days after the date of the last balance sheet approved by the AGM, the dissenting shareholder was allowed to request, together with the repayment, special balance sheet withdrawal.
✓	Deadline for Exercising the Right of Withdrawal: pursuant to article 137, item IV, of the Corporate Law, considering that the publication of the EGM minutes took place on August 5, 2022, and that the next subsequent business day was August 8, 2022, the 30-day period for exercising the Right of Withdrawal began on August 8, 2022 (inclusive) and ended on September 6, 2022 (inclusive).
✓	During the exercise period for the Right of Withdrawal, three Company shareholders opted to withdraw from the Company, who held 340 common shares issued by the Company. On September 16, 2022, the Company paid R$14 to dissenting shareholders.

Changes

	Number of shares	Values
Balance on 12.31.20	2,810,752	110,541
Share buybacks	11,235,900	495,995
Balance on 12.31.21	14,046,652	606,536
Share buybacks	13,381,200	607,429
Right of recess	340	14
Share cancellations	(14,046,652)	(606,536)
Balance on 12.31.22	13,381,540	607,443

c) Income reserves

c.1) Legal Reserve

This reserve is obligatorily constituted by the Company on the basis of 5% of net income for the year, up to 20% of the paid-in capital stock. The legal reserve may only be used to increase share capital and to offset accumulated losses.

The balance of this account on December 31, 2022 totaled R$3,589,552 (on December 31, 2021 totaled R$3,385,302).

c.2) Tax Incentives

The Company has tax benefits relating to: (i) ICMS in the states of Minas Gerais and Espírito Santo, referring to credits granted with the competent bodies of said states, linked to investments in the installation of SMP support equipment, in full operation and operation , in accordance with the rules in force, which ensure that the locations listed in the notice are included in the SMP coverage area and; (ii) 75% reduction in IRPJ levied on income earned in the states of the North and Northeast regions of the country (SUDAM and SUDENE areas).

The portion of profit subject to the incentive was excluded from dividend calculation and may be used only in the event of capital increase or loss absorption.

The balance of this account on December 31, 2022 totaled R$214,449 (on December 31, 2021 totaled R$119,354).

d)  Dividend and interest on equity (IOE)

d.1) Allocation of dividends and interest on equity for the 2022 and 2021

The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.

In 2022

At meetings of the Company’s Board of Directors, ad referendum of the General Shareholders’ Meeting (“AGM”) to be held in 2023, approved the distribution of interim interest on equity, related to the year of 2022, pursuant to article 26 of the Company’s Bylaws, Article 9 of Law No. 9,249 / 95 and CVM Resolution No. 683/12, which will be imputed to the minimum mandatory dividend for the 2022 year, as follows:

	Dates			Gross Amount
						Amount per Share,
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Net

IOE	02/16/22	02/25/22	until 07/31/23	180,000	153,000	0.091286
IOE	03/17/22	03/31/22	until 07/31/23	250,000	212,500	0.126898
IOE	04/13/22	04/29/22	until 07/31/23	150,000	127,500	0.076179
IOE	06/14/22	06/30/22	until 07/31/23	480,000	408,000	0.244216
IOE	08/19/22	08/31/22	until 07/31/23	300,000	255,000	0.152788
IOE	12/09/22	12/29/22	until 07/31/23	715,000	607,750	0.364995
Dividends	12/09/22	12/29/22	until 07/31/23	1,000,000	1,000,000	0.601122
Total				3,075,000	2,763,750

In 2021

At the AGM held on April 26, 2022, the financial statements and allocations of income for the year 2021 were approved by majority vote of the holders of common shares.

At the time of the acquisitions of own shares to be held in treasury under the Company’s Share Buyback Program, the Company released a Notice to the Market on April 26, 2022, informing that the value per common share of the proposed additional dividend in the amount of R$2,028,524 was updated to 1.212002. This dividend will be paid on October 18, 2022, being credited individually to shareholders, subject to the shareholding position contained in the Company’s records at the end of April 26, 2022.

During the 2021 fiscal year, the Company allocated intermediate dividends and interest on equity, which were imputed to the minimum mandatory dividends, as follows:

	Dates			Gross Amount
						Amount per Share,
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Net

IOE	02/12/21	02/26/21	07/19/22	150,000	127,500	0.075561
IOE	03/18/21	03/31/21	07/19/22	270,000	229,500	0.136084
IOE	04/15/21	04/30/21	07/19/22	280,000	238,000	0.141197
IOE	06/17/21	06/30/21	07/19/22	630,000	535,500	0.317815
IOE	09/16/21	09/30/21	07/19/22	600,000	510,000	0.303695
IOE	12/10/21	12/27/21	07/19/22	805,000	684,250	0.408035
Dividends	12/10/21	12/27/21	10/18/22	1,500,000	1,500,000	0.894487
Dividends	04/26/22	04/26/22	10/18/22	2,028,524	2,028,524	1.212002
Total				6,263,524	5,853,274

d.2) Unclaimed dividends and interest on equity

Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders are subject to the statute of limitation three years, as from the initial payment date. The Company reverses the amounts of unclaimed dividends and IOE to equity once the statute of limitation occurred.

For the years ended December 31, 2022 and 2021, the Company reversed unclaimed dividends and interest on equity amounting to R$167,449 and R$116,236, respectively, which were included in calculations for decisions on Company dividends.

d.3) Remuneration to shareholders

The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law.

The table below shows the calculation of dividends and interest on equity for 2022 and 2021:

	2022	2021
Net income for the year	4,085,013	6,239,364
(-) Allocation to legal reserve	(204,250)	(311,968)
(-) Tax incentives - not distributable	(95,095)	(43,009)
Adjusted net income	3,785,668	5,884,387
Dividend and IOE distributed for the year:	(3,075,000)	(4,235,000)
Interest on equity (gross)	(2,075,000)	(2,735,000)
Interim dividends	(1,000,000)	(1,500,000)
Balance of unallocated net income	710,668	1,649,387
(+) Unclaimed dividends and interest on equity	167,449	116,236
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(51,386)	262,901
Income available to be distributed	826,731	2,028,524

Proposal for Distributions:
Proposed additional dividends - Net income for the year	826,731	2,028,524

Mandatory minimum dividend - 25% of adjusted net income	946,417	1,471,097

The amount per common share of the additional dividends proposed for 2021 was R$0.496960 (R$1.209659 in 2021).

The proposal to management of the 2022 financial year that is presented above will be submitted to the annual general meeting to be held in 2023.

e)  Equity valuation adjustment

Financial assets at fair value through other comprehensive income: These refer to changes in fair value of financial assets available for sale.

Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.

Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).

Changes in other comprehensive income were as follows:

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.20	(8,791)	(4,147)	78,826	65,888
Translation losses	—	—	(1,186)	(1,186)
Gains from derivatives	—	3,738	—	3,738
Losses on financial assets at fair value through other comprehensive income	(283)	—	—	(283)
Balance on 12.31.21	(9,074)	(409)	77,640	68,157
Translation losses	—	—	(16,258)	(16,258)
Gains from derivatives	—	424	—	424
Losses on financial assets at fair value through other comprehensive income	(140)	—	—	(140)
Balance on 12.31.22	(9,214)	15	61,382	52,183

f)  Earnings per share

Basic and diluted earnings per share were calculated by dividing profit attributed to the Company’s shareholders by the weighted average number of outstanding common and preferred shares.

Below, we present the earnings per share calculations for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Net income for the year	4,085,013	6,239,364	4,770,527
Common shares	4,085,013	6,239,364	1,991,046
Preferred shares	n.a.	n.a.	2,779,481

Number of shares (thousands):	1,670,851	1,683,095	1,688,615
Weighted average number of outstanding common shares for the year	1,670,851	1,683,095	685,522
Weighted average number of outstanding preferred shares for the year	n.a.	n.a.	1,003,093

Basic and diluted earnings per share:
Common shares	2.44	3.71	2.90
Preferred shares	n.a.	n.a.	2.77

g)  Non-controlling shareholders

Following the partial sales (49.99%) of CloudCo Brasil and IoTCo Brasil in 2021 and the (2.0%) of formation of Vivo Ventures in 2022 (Note 2.d), the consolidated information includes the interest held by controlling and non-controlling shareholders. controllers, as follows:

	Vivo Ventures	CloudCo Brasil	IoTCo Brasil	Total
Equity at closing date (1)	—	95,368	82,688	178,056
Company	—	47,694	41,352	89,046
Non-controlling shareholders	—	47,674	41,336	89,010
Net equity movements after closing in 2021	—	(7)	—	(7)
Company	—	(4)	—	(4)
Non-controlling shareholders	—	(3)	—	(3)
Statements of income movements after closing in 2021	—	(18,516)	(1,503)	(20,019)
Company	—	(9,260)	(752)	(10,012)
Non-controlling shareholders	—	(9,256)	(751)	(10,007)
Equity on 12.31.21	—	76,845	81,185	158,030
Company	—	38,430	40,600	79,030
Non-controlling shareholders	—	38,415	40,585	79,000
Equity at closing date (1)	5,000	—	—	5,000
Company	4,900	—	—	4,900
Non-controlling shareholders	100	—	—	100
Net equity movements after closing in 2022	16,068	(78)	(328)	15,662
Company	15,747	(39)	(164)	15,544
Non-controlling shareholders	321	(39)	(164)	118
Statements of income movements after closing in 2022	(543)	(55,192)	981	(54,754)
Company	(532)	(27,602)	491	(27,643)
Non-controlling shareholders	(11)	(27,590)	490	(27,111)
Equity on 12.31.22	20,525	21,575	81,838	123,938
Company	20,115	10,789	40,927	71,831
Non-controlling shareholders	410	10,786	40,911	52,107

(1) Closing dates: Vivo Ventures on 04/11/22; CloudCo Brasil on 8/2/21 and IoTCo Brasil on 11/1/21.

h)  Reconciliation of parent company and consolidated net income

A reconciliation of the Company and Consolidated net income for the years ended December 31, 2022 and 2021 is presented below following the partial sales (49.99%) of the operations of CloudCo Brasil and IoTCo Brasil in 2021 and the (2.0%) of formation of Vivo Ventures in 2022 (Note 2.d):

	2022	2021
Company’s net income (Company)	4,085,013	6,239,364
Participation of non-controlling shareholders	(27,111)	(10,007)
CloudCo Brasil	(27,590)	(9,256)
IoTCo Brasil	490	(751)
Vivo Ventures	(11)	—
Company’s net income (Consolidated)	4,057,902	6,229,357